Goodwill and Intangibles, net - Estimated Amortization Expense in Future Fiscal Periods (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Schedule Of Amortization Expense And Weighted Average Lives Of Identified Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Year Two	$ 57.5
Finite-Lived Intangible Assets, Accumulated Amortization	297.1	$ 272.1
VOBA
Schedule Of Amortization Expense And Weighted Average Lives Of Identified Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Year Two	57.4
Finite-Lived Intangible Assets, Amortization Expense, Year Three	55.0
Finite-Lived Intangible Assets, Amortization Expense, Year Four	49.7
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 48.0